Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by SEC rules, we have calculated “compensation actually paid” and set forth the requisite company- selected financial measures below.
Paying for performance is a key element of our Compensation Principles and our approach to executive compensation. As detailed in our —
Compensation Discussion and Analysis
above, the Compensation Committee places substantial importance on the assessment of firmwide performance when determining NEO compensation. To this end, the Committee utilizes the Assessment Framework to assess a variety of financial and nonfinancial measures in applying its informed judgment to evaluate and set annual pay amounts. See —
Compensation Discussion and Analysis—2023 Annual Compensation
.
We believe that the structure of our equity-based awards provides an intrinsic link to the firm’s longer-term performance. Through the use of PSUs, the amounts ultimately realized by our NEOs with respect to annual compensation are subject to ongoing performance metrics (absolute and relative ROE) and are further tied to the firm’s longer-term performance through stock price (settlement of PSUs and Shares at Risk delivered in respect thereof). Given the use of ROE in our annual PSUs, ROE has been included as our “company-selected measure” in the table below.
While the Committee takes into account each of the measures in our Assessment Framework in a holistic manner to evaluate executive compensation in consideration of firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the Assessment Framework have been selected as they represent those firmwide performance measures for which the firm currently has set forward financial targets.

∎ ROE ∎ ROTE ∎ Efficiency Ratio
In addition, our one-time SVC Awards provide additional, longer-term incentives for our NEOs that are directly tied to the firm’s longer-term performance (as measured by absolute and relative TSR).
The amounts set forth below in the required table are calculated pursuant to SEC rules but do not represent amounts that have been actually earned or realized by our NEOs, including in respect of PSUs and SVC Awards. Performance conditions for many of these awards have either not yet been satisfied or applicable performance information is not yet available.
As a result, this information does not reflect compensation that is actually paid or realized
.
For more information, please refer to our Stock Vested table each year in —
Executive Compensation
for the value realized by NEOs on the vesting of these awards, if any.

Year	Summary Compensation Table Total for PEO (a)	“Compensation Actually Paid” to PEO ($) (a)(b)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (c)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers ($) (b)(c)	Value of Initial Fixed $100 Investment Based on: (d)		Net Income ($000s) (e)	ROE (%)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2023	26,670,817	12,347,235 (f)	18,057,884	9,391,899 (g)	185	133	8,516,000	7.5

2022 (h)	31,609,420	26,749,650	22,702,390	23,602,465	160	118	11,261,000	10.2

2021 (h)	39,545,072	96,228,443	21,385,543	43,553,528	173	132	21,635,000	23.0

2020 (h)	23,940,657	29,092,114	15,395,032	15,395,189	117	98	9,459,000	11.1

(a)	As Chairman and CEO in each of 2023, 2022, 2021 and 2020, Mr. Solomon was our principal executive officer (PEO) under SEC rules.

(b)
The dollar amounts reported in the “Compensation Actually Paid to PEO” column and the “Average Compensation Actually Paid to Non-PEO Named Executive Officers” column represent the amount of “compensation actually paid” to our PEO and the “average compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. While the SEC rules require us to disclose these amounts, they do not correlate to actual amounts that will or may be paid to our NEOs. The actual amounts that will or may be paid to each NEO will be determined following the completion of the applicable performance period based upon the actual achievement over such performance period.

The SEC rules require fair values to be calculated. Fair values were calculated as follows:
With respect to outstanding PSUs for which the performance period has not been completed, fair value was calculated by estimating probable performance which considers actual performance for the firm and Peers. With respect to outstanding SVC Awards for which the performance period has not been completed, fair value was calculated to reflect estimated level of achievement against absolute and relative thresholds, based upon the probability of achieving the award’s goals.
Fair Values as of December 31, 2023
. Fair Value of the 2022 Year-End PSUs as of December 31, 2023 was determined by multiplying 25% of the target number of PSUs by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023, and including an approximately 5% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2021 Year-End PSUs as of December 31, 2023 was determined by multiplying approximately 65% of the target number of PSUs by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023, and including an approximately 5% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2021 Year-End U.K. PSUs as of December 31, 2023 was determined by multiplying approximately 65% of the target number of PSUs by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023, and including an approximately 9% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these PSUs and the lack of dividend equivalent rights. Fair value of the 2020 Year-End PSUs as of December 31, 2023 was determined by multiplying 150% of the target number of PSUs by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023, and including an approximately 7% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the SVC Awards as of December 31, 2023 is determined by multiplying the target number of SVC awards by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023, and applying an approximately 42% discount related to the probability of achieving the award’s goals and an approximately 5% discount to reflect the impact of transfer restrictions on the shares underlying these awards. Fair value of the 2020 Year-End RSUs as of December 31, 2023, the vesting date, was determined by multiplying the aggregate number of RSUs by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023, and including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs. Fair value of Ms. Ruemmler’s April 2020 RSUs as of December 31, 2023 was determined by multiplying the aggregate number of RSUs by $385.77, the closing price per share of Common Stock on the NYSE on December 29, 2023.
Fair Values as of December 31, 2022
. Fair value of the 2021 Year-End PSUs as of December 31, 2022 was determined by multiplying approximately 117% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and including an approximately 6% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2021 Year-End U.K. PSUs as of December 31, 2022 was determined by multiplying approximately 117% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and including an approximately 13% liquidity discount to reflect both the transfer restrictions on the Common Stock underlying these PSUs and the lack of dividend equivalent rights. Fair value of the 2020 Year-End PSUs as of December 31, 2022 was determined by multiplying approximately 133% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the 2019 Year-End PSUs as of December 31, 2022 was determined by multiplying 150% of the target number of PSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the SVC Awards as of December 31, 2022 is determined by multiplying the target number of SVC Awards by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and applying an approximately 36% discount related to the probability of achieving the award’s goals, and an approximately 7% discount to reflect the impact of transfer restrictions on the shares underlying these awards. Fair value of the 2020 Year-End RSUs as of December 31, 2022 was determined by multiplying the aggregate number of RSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022, and including an approximately 12% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs that vested on December 31, 2022 and an approximately 9% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these RSUs that remained outstanding as of December 31, 2022. Fair value of Ms. Ruemmler’s April 2020 RSUs as of December 31, 2022 was determined by multiplying the aggregate number of RSUs by $343.38, the closing price per share of Common Stock on the NYSE on December 30, 2022.

(c)
In 2023, our non-PEO NEOs were Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler (the 2023 Other NEOs). In 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler (the 2022 Other NEOs). In 2021, our non-PEO NEOs were Mr. Waldron, Stephen Scherr (our former CFO), Ms. Ruemmler and Mr. Berlinski (the 2021 Other NEOs). In 2020, our non-PEO NEOs were Messrs. Waldron and Scherr, John F.W. Rogers (Executive Vice President) and Karen Seymour (our former General Counsel) (the 2020 Other NEOs).

(d)
Reflects value of fixed $100 investment made on December 31, 2019. With respect to each of 2023, 2022, 2021 and 2020, Peer Group Total Shareholder Return reflects total shareholder return of S&P 500 Financials Index.

(e)	Information in this column reflects “Net Earnings” as reported in our Annual Reports on Form 10-K as we do not use the term “Net Income.”

(f)
With respect to our PEO, using as a starting point $26,670,817, our PEO’s total compensation for 2023, as reported in our Summary Compensation Table, we: (i) deducted $15,649,863, the grant date fair value of his 2022 Year-End PSUs; (ii) added $4,275,415, the fair value of his 2022 Year-End PSUs as of December 31, 2023; (iii) deducted $9,661,673, the change in the fair value of his 2021 Year-End PSUs between December 31, 2022 and December 31, 2023; (iv) added $4,443,176, the change in the fair value of his 2020 Year-End PSUs between December 31, 2022 and December 31, 2023; (v) deducted $693,526, the change between (A) the fair value of his 2019 Year-End PSUs as of December 31, 2022 and (B) the fair value of his 2019 Year-End PSUs as of May 3, 2023, the settlement date, determined as described in footnote (c) to the 2023 Stock Vested table and, with respect to the stock-settled portion of the award, including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (vi) added $496,882, the change in the fair value of his SVC Award between December 31, 2022 and December 31, 2023; (vii) added $2,466,106, the value of the dividends paid in respect of his 2019 Year-End PSUs prior to the vesting of such PSUs and (viii) deducted $99, the aggregate change in the actuarial present value of his accumulated benefit under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

(g)
With respect to the 2023 Other NEOs, using as a starting point $18,057,884, the average total compensation for 2023 for our 2023 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $8,056,395, the average of the aggregate grant date fair values of our 2023 Other NEOs’ 2022 Year-End PSUs; (ii) added $2,217,591, the average of the fair values of our 2023 Other NEOs’ 2022 Year-End PSUs as of December 31, 2023; (iii) deducted $3,430,514, the average of the change in the fair value of (A) the 2023 Other NEOs’ 2021 Year-End PSUs between December 31, 2022 and December 31, 2023; (B) Mr. Coleman’s 2021 Year-End U.K. PSUs between December 31, 2022 and December 31, 2023; (C) Mr. Waldron and Ms. Ruemmler’s 2020 Year-End PSUs between December 31, 2022 and December 31, 2023; (D) Mr. Waldron’s 2019 Year-End PSUs between December 31, 2022 and May 3, 2023, the settlement date, determined as described in footnote (c) to the 2023 Stock Vested table and, with respect to the stock-settled portion of the award, including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (E) our 2023 Other NEOs’ SVC Awards between December 31, 2022 and December 31, 2023; (F) one-third of Ms. Ruemmler’s 2020 Year-End RSUs between December 31, 2022 and December 31, 2023, the vesting date; (G) one-third of Ms. Ruemmler’s April 2020 RSUs between December 31, 2022 and December 31, 2023; and (H) one-third of Ms. Ruemmler’s April 2020 RSUs between December 31,

2022 and December 31, 2023, the vesting date; (iv) added $614,365, the average value of the dividends paid to the 2023 Other NEOs, including: (A) Mr. Waldron in respect of his 2019 Year-End PSUs prior to the vesting of such PSUs; and (B) Ms. Ruemmler in respect of one-third of her 2020 Year-End RSUs and one-third of her April 2020 RSUs, in each case, prior to the vesting of such RSUs; and (v) deducted $11,032 the average aggregate change in the actuarial present value of our 2023 Other NEOs’ accumulated benefits under the GS Pension Plan and GS U.K. Retirement Plan. There are no applicable service costs or prior service costs under the GS Pension Plan or the GS U.K. Retirement Plan.

(h)	Pursuant to SEC rules, no footnote disclosure has been provided with respect to fiscal years 2020-2022, except where it is material to understanding the Pay Versus Performance for fiscal year 2023.

Company Selected Measure Name	ROE
Named Executive Officers, Footnote	In 2023, our non-PEO NEOs were Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler (the 2023 Other NEOs).	In 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Berlinski and Ms. Ruemmler (the 2022 Other NEOs).	In 2021, our non-PEO NEOs were Mr. Waldron, Stephen Scherr (our former CFO), Ms. Ruemmler and Mr. Berlinski (the 2021 Other NEOs).	In 2020, our non-PEO NEOs were Messrs. Waldron and Scherr, John F.W. Rogers (Executive Vice President) and Karen Seymour (our former General Counsel) (the 2020 Other NEOs).
Peer Group Issuers, Footnote	Reflects value of fixed $100 investment made on December 31, 2019. With respect to each of 2023, 2022, 2021 and 2020, Peer Group Total Shareholder Return reflects total shareholder return of S&P 500 Financials Index.
PEO Total Compensation Amount	$ 26,670,817	$ 31,609,420	$ 39,545,072	$ 23,940,657
PEO Actually Paid Compensation Amount	$ 12,347,235	26,749,650	96,228,443	29,092,114
Adjustment To PEO Compensation, Footnote
(f)
With respect to our PEO, using as a starting point $26,670,817, our PEO’s total compensation for 2023, as reported in our Summary Compensation Table, we: (i) deducted $15,649,863, the grant date fair value of his 2022 Year-End PSUs; (ii) added $4,275,415, the fair value of his 2022 Year-End PSUs as of December 31, 2023; (iii) deducted $9,661,673, the change in the fair value of his 2021 Year-End PSUs between December 31, 2022 and December 31, 2023; (iv) added $4,443,176, the change in the fair value of his 2020 Year-End PSUs between December 31, 2022 and December 31, 2023; (v) deducted $693,526, the change between (A) the fair value of his 2019 Year-End PSUs as of December 31, 2022 and (B) the fair value of his 2019 Year-End PSUs as of May 3, 2023, the settlement date, determined as described in footnote (c) to the 2023 Stock Vested table and, with respect to the stock-settled portion of the award, including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (vi) added $496,882, the change in the fair value of his SVC Award between December 31, 2022 and December 31, 2023; (vii) added $2,466,106, the value of the dividends paid in respect of his 2019 Year-End PSUs prior to the vesting of such PSUs and (viii) deducted $99, the aggregate change in the actuarial present value of his accumulated benefit under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 18,057,884	22,702,390	21,385,543	15,395,032
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,391,899	23,602,465	43,553,528	15,395,189
Adjustment to Non-PEO NEO Compensation Footnote
(g)
With respect to the 2023 Other NEOs, using as a starting point $18,057,884, the average total compensation for 2023 for our 2023 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $8,056,395, the average of the aggregate grant date fair values of our 2023 Other NEOs’ 2022 Year-End PSUs; (ii) added $2,217,591, the average of the fair values of our 2023 Other NEOs’ 2022 Year-End PSUs as of December 31, 2023; (iii) deducted $3,430,514, the average of the change in the fair value of (A) the 2023 Other NEOs’ 2021 Year-End PSUs between December 31, 2022 and December 31, 2023; (B) Mr. Coleman’s 2021 Year-End U.K. PSUs between December 31, 2022 and December 31, 2023; (C) Mr. Waldron and Ms. Ruemmler’s 2020 Year-End PSUs between December 31, 2022 and December 31, 2023; (D) Mr. Waldron’s 2019 Year-End PSUs between December 31, 2022 and May 3, 2023, the settlement date, determined as described in footnote (c) to the 2023 Stock Vested table and, with respect to the stock-settled portion of the award, including an approximately 8% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (E) our 2023 Other NEOs’ SVC Awards between December 31, 2022 and December 31, 2023; (F) one-third of Ms. Ruemmler’s 2020 Year-End RSUs between December 31, 2022 and December 31, 2023, the vesting date; (G) one-third of Ms. Ruemmler’s April 2020 RSUs between December 31, 2022 and December 31, 2023; and (H) one-third of Ms. Ruemmler’s April 2020 RSUs between December 31,

2022 and December 31, 2023, the vesting date; (iv) added $614,365, the average value of the dividends paid to the 2023 Other NEOs, including: (A) Mr. Waldron in respect of his 2019 Year-End PSUs prior to the vesting of such PSUs; and (B) Ms. Ruemmler in respect of one-third of her 2020 Year-End RSUs and one-third of her April 2020 RSUs, in each case, prior to the vesting of such RSUs; and (v) deducted $11,032 the average aggregate change in the actuarial present value of our 2023 Other NEOs’ accumulated benefits under the GS Pension Plan and GS U.K. Retirement Plan. There are no applicable service costs or prior service costs under the GS Pension Plan or the GS U.K. Retirement Plan.

Compensation Actually Paid vs. Total Shareholder Return
“Compensation Actually Paid” (CAP) Versus Performance Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2020-2021, 2021-2022 and 2022-2023 unless otherwise noted.

Compensation Actually Paid vs. Net Income
“Compensation Actually Paid” (CAP) Versus Performance Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2020-2021, 2021-2022 and 2022-2023 unless otherwise noted.

Compensation Actually Paid vs. Company Selected Measure
“Compensation Actually Paid” (CAP) Versus Performance Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2020-2021, 2021-2022 and 2022-2023 unless otherwise noted.

Total Shareholder Return Vs Peer Group
“Compensation Actually Paid” (CAP) Versus Performance Measures
In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2020-2021, 2021-2022 and 2022-2023 unless otherwise noted.

Tabular List, Table
While the Committee takes into account each of the measures in our Assessment Framework in a holistic manner to evaluate executive compensation in consideration of firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the Assessment Framework have been selected as they represent those firmwide performance measures for which the firm currently has set forward financial targets.

∎ ROE ∎ ROTE ∎ Efficiency Ratio

Total Shareholder Return Amount	$ 185	160	173	117
Peer Group Total Shareholder Return Amount	133	118	132	98
Net Income (Loss)	$ 8,516,000,000	$ 11,261,000,000	$ 21,635,000,000	$ 9,459,000,000
Company Selected Measure Amount	0.075	0.102	0.23	0.111
PEO Name	Mr. Solomon
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Non-GAAP Measure Description	Through the use of PSUs, the amounts ultimately realized by our NEOs with respect to annual compensation are subject to ongoing performance metrics (absolute and relative ROE) and are further tied to the firm’s longer-term performance through stock price (settlement of PSUs and Shares at Risk delivered in respect thereof). Given the use of ROE in our annual PSUs, ROE has been included as our “company-selected measure” in the table below.
Measure:: 2
Pay vs Performance Disclosure
Name	ROTE
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Grant Date Fair Value Of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,649,863
PEO | Value Of Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,466,106
PEO | Change In Fair Value Of 2020 YearEnd PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,443,176
PEO | Change In Fair Value Of 2021 YearEnd PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,661,673
PEO | Change In Fair Value Of 2019 Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	693,526
PEO | Change In Fair Value Of SVC Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	496,882
PEO | Change In Actuarial Present Value Of Accumulated Benefit [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99
PEO | Fair Value of 2022 Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,275,415
Non-PEO NEO | Average Of the Aggregate Grant Date Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,056,395
Non-PEO NEO | Average Of the Aggregate Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,217,591
Non-PEO NEO | Average Of the Aggregate Change In Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,430,514
Non-PEO NEO | Average of the Aggregate Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	614,365
Non-PEO NEO | Average of the Aggregate Change in Actuarial Present Value of Accumulated Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,032